Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Balance Sheets [Abstract]
Preferred stock, shares authorized	350,000	350,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	19,626,439	11,168,905
Common stock, shares outstanding	19,626,439	11,168,905